Investments	9 Months Ended
Sep. 30, 2012
Investments

3. Investments

At December 31, 2010, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$7,529	$—	$—	$7,529
Commercial paper	6,748	1	—	6,749
Corporate securities	7,478	—	(3)	7,475
U.S. government-backed securities	10,678	1	(2)	10,677
U.S. treasury notes	1,274	—	—	1,274

Total investments	$33,707	$2	$(5)	$33,704

Reported as:
Cash and cash equivalents				$8,369
Marketable securities				24,852
Restricted cash				483

Total investments				$33,704

At December 31, 2011, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$2,973	$—	$—	$2,973
Corporate securities	6,024	—	(2)	6,022
U.S. government-backed securities	5,435	1	—	5,436
U.S. treasury notes	3,051	—	—	3,051

Total investments	$17,483	$1	$(2)	$17,482

Reported as:
Cash and cash equivalents				$2,768
Marketable securities				14,509
Restricted cash				205

Total investments				$17,482

At September 30, 2012, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
Money market funds	$5,733	$—	$—	$5,733
Commercial paper	4,241	7	—	4,248
Corporate securities	5,263	1	—	5,264
U.S. government-backed securities	8,304	3	—	8,307
U.S. treasury notes	502	—	—	502

Total investments	$24,043	$11	$—	$24,054

Reported as:
Cash and cash equivalents				$5,527
Marketable securities				18,322
Restricted cash				205

Total investments				$24,054

As of December 31, 2010 and 2011, and September 30, 2012, all securities had remaining contractual maturities of less than one year and any securities in an unrealized loss position had been in such a position for less than one year. The unrealized losses were not attributed to credit risk. Based on the nature of the securities, the extent and duration of the unrealized losses and the fact that it is more likely than not that the Company will hold these investments for a period of time sufficient for a recovery of the cost basis, the Company concluded that the unrealized losses in the investment securities are not other-than-temporary.